Related Party Transactions - Summary of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Share-based payments (recovery) expense	$ (56)	$ 328	$ 476
Termination benefits		470	385
Key management personnel compensation	744	2,034	2,313
Salaries and Benefits
Disclosure Of Transactions Between Related Parties [Line Items]
Key management compensation	753	1,136	1,065
Bonuses
Disclosure Of Transactions Between Related Parties [Line Items]
Key management compensation	$ 47	$ 100	$ 387